Average Annual Total Returns (Vanguard Short-Term Government Bond Index Fund ETF)	Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-3 Year Government Float Adjusted Index Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.26%	0.12%	0.16%	0.35%	0.37%
Since Inception	0.92%	0.71%	0.64%	0.94%	1.04%